Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management compensation:
Executive salaries and remuneration	$ 455	$ 490	$ 720
Severance	90	184	0
Directors fees	20	27	98
Share-based payments	101	118	351
Total Key management compensation	666	819	1,169
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	4	2	$ (16)
Net Balance Receivable Payable
Key management compensation:
Executive salaries and remuneration	0	0
Severance	0	0
Directors fees	(2)	(7)
Share-based payments	0	0
Total Key management compensation	(2)	(7)
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	$ 1	$ 1